INVENTORY	12 Months Ended
Dec. 31, 2011
INVENTORY [Text Block]
4.	INVENTORY
	2011	2010

Computers	$23,654	$6,664
Monitors	38,389	62,075
Printers	19,715	-
Modems	-	42,240
Parts and enclosures	214,624	6,109
	$296,382	$117,088